Name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer, in which the aggregate amortized cost exceeds 10% of stockholders' equity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Federal National Mortgage Association Certificates And Obligations FNMA Member
Investment Holdings [Line Items]
Amortized Cost	$ 1,746,807	$ 2,318,171
Fair Value	1,736,987	2,266,610
Federal Home Loan Bank Certificates And Obligations FHLB Member
Investment Holdings [Line Items]
Amortized Cost	737,149	336,933
Fair Value	732,894	326,220
Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Investment Holdings [Line Items]
Amortized Cost	1,117,865	1,434,346
Fair Value	$ 1,112,485	$ 1,418,216